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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act File Number 811-21190

               SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                         527 Madison Avenue-16th Floor
                                New York,NY 10022
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                  Marie Noble
                           SkyBridge Capital II, LLC
                         527 Madison Avenue- 16th Floor
                                New York,NY 10022
                    ---------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (212)-485-3100

                       Date of fiscal year end: March 31

            Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

FORM N-PX SPREADSHEET*

REGISTRANT NAME: SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC INVESTMENT COMPANY ACT FILE NUMBER: 811-21190
REPORTING PERIOD: 07/01/2010 - 06/30/2011
REGISTRANT ADDRESS: 527 MADISON AVENUE, 16TH FLOOR, NEW YORK, NY 10022 NAME OF SERIES (AS APPLICABLE): SERIES G

                                                                                                   FUND'S VOTE
                                                                                                      FOR OR
                                                                                                     AGAINST
                                                                                                   PROPOSAL, OR
                                                                               WHO                 ABSTAIN; FOR
                                                                            PROPOSED     WHETHER   OR WITHHOLD   WHETHER VOTE
       ISSUER OF                                 SHAREHOLDER  SUMMARY OF     MATTER:    FUND CAST   REGARDING     WAS FOR OR
       PORTFOLIO           EXCHANGE                MEETING      MATTER      ISSUER /     VOTE ON   ELECTION OF     AGAINST
       SECURITY          TICKER SYMBOL  CUSIP #     DATE       VOTED ON    SHAREHOLDER   MATTER     DIRECTORS     MANAGEMENT
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
PINE RIVER FIXED INCOME  N/A            N/A      N/A          Revised      ISSUER       YES        FOR           FOR
 FUND L.P.                                                    liquidity
                                                              terms;
                                                              revised
                                                              minimum
                                                              investment
                                                              amount and
                                                              updated
                                                              disclosures
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------
-----------------------  -------------  -------  -----------  -----------  -----------  ---------  ------------  ------------

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*    Complete for each series of the Registrant, as applicable.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*  /s/ Raymond Nolte
                           ------------------------------
                           Raymond Nolte, President
                           (principal executive officer)
Date August 15, 2011


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*    Print the name and title of each signing officer under his or her signature.